Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 1.4	$ 5.2	[1]	$ 126.2	$ 45.8	$ (8.8)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10.8	11.2		46.6	47.0	43.0
Deferred income taxes	5.1	0.8		(112.7)	(9.2)	(11.6)
Provision for allowances, claims and doubtful accounts	0.9	0.9		(0.7)	1.7	3.4
Restructuring and other charges				1.9	1.1	11.1
Impairment charge on fixed assets		0.9		3.2	1.0	7.8
Noncash interest expense related to debt discount amortization					39.0	41.5
Impairment charges on fixed assets and goodwill				10.0	1.0	9.3
Gain on bargain purchase						(5.8)
Pension and other postretirement benefits curtailment gain					(1.7)
Loss on retirement of debt					32.8	0.2
Other items	(0.1)			0.8	2.8	1.2
Change in operating assets and liabilities, net of the effects of acquisitions:
Receivables	(53.8)	(41.4)		9.9	120.8	(1.7)
Inventories	25.1	(6.0)		4.4	(5.8)	92.9
Other assets	0.2	(0.1)		6.3	9.8	10.9
Accounts payable	30.0	54.5		15.7	(38.3)	(71.7)
Accrued liabilities	21.9	17.3		(3.8)	(8.4)	(14.7)
Accrued taxes payable/receivable	(3.1)	(1.2)		0.8	(2.4)	1.9
Deferred employee benefit costs	(13.3)	(12.4)		(57.3)	(49.5)	(46.6)
Net adjustments	23.7	24.5		(78.1)	140.7	63.3
Net cash provided by (used in) operating activities	25.1	29.7		48.1	186.5	54.5
Investing Activities:
Acquisitions, net of cash acquired					(5.1)	(95.2)
(Increase) Decrease in restricted cash		(0.1)		2.1	1.4	16.7
Capital expenditures	(3.4)	(4.0)		(20.2)	(40.8)	(47.0)
Investment in joint venture					(2.9)
Increase in cash due to consolidation of joint venture					3.0
Proceeds from sales of property, plant and equipment	0.1	0.2		4.6	11.6	11.3
Other investments					(2.5)	(0.8)
Net cash provided by (used in) investing activities	(3.3)	(3.9)		(13.5)	(35.3)	(115.0)
Financing activities:
Long term debt issued					900.0
Long term debt retired					(829.5)
Repayment of debt						(11.8)
Net proceeds/(repayments) of short-term borrowings	(19.8)	(41.1)		(10.6)	(149.0)	68.5
Long-term debt issuance costs		(0.2)		(0.9)	(18.1)
Credit facility issuance costs				(3.7)		(15.8)
Net increase (decrease) in book overdrafts	25.0	19.9		(4.4)	(11.8)	17.0
Principal payments on capital lease obligation	(0.2)			(0.4)
Distributions made to parent					(35.0)
Acquisition of treasury stock				(6.6)
Net cash provided by (used in) financing activities	5.0	(21.4)		(26.6)	(143.4)	57.9
Net increase (decrease) in cash and cash equivalents	26.8	4.4		8.0	7.8	(2.6)
Effect of exchange rate changes on cash and cash equivalents	(3.8)	(1.3)		(4.8)	1.7	1.7
Net change in cash and cash equivalents	23.0	3.1		3.2	9.5	(0.9)
Cash and cash equivalents-beginning of period	74.4	71.2		71.2	61.7	62.6
Cash and cash equivalents-end of period	97.4	74.3		74.4	71.2	61.7
Cash paid (received) during the period for:
Interest paid to third parties	3.5	4.6		103.3	67.6	71.5
Income taxes, net	0.4	0.9		1.2	5.2	(3.1)
Noncash investing activities:
Asset additions under capital leases	$ 2.7			$ 1.5

[1]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.